Segment Information	12 Months Ended
Aug. 31, 2018
Segment Information [Abstract]
Segment Information
22	Segment Information

Sales for products and services are detailed as follows:

	Years ended August 31,
	2018	2017	2016

Products	$227,316	$213,653	$205,371
Services	42,230	29,648	27,212
	$269,546	$243,301	$232,583

Sales to external customers by geographic region are detailed as follows:

	Years ended August 31,
	2018	2017	2016

United States	$100,225	$97,186	$95,388
Canada	18,425	22,586	18,027
Other	16,743	14,951	14,129
Americas	135,393	134,723	127,544

United Kingdom	17,508	11,799	11,032
Other	67,169	50,302	46,140
Europe, Middle-East and Africa	84,677	62,101	57,172

China	20,724	22,312	25,281
Other	28,752	24,165	22,586
Asia-Pacific	49,476	46,477	47,867
	$269,546	$243,301	$232,583

Sales were allocated to geographic regions based on the country of residence of the related customers.

Long-lived assets by geographic region are detailed as follows:

	As at August 31, 2018			As at August 31, 2017

	Property, plant and equipment	Intangible assets	Goodwill	Property, plant and equipment	Intangible assets	Goodwill

Canada	$32,107	$5,668	$4,481	$29,417	$4,643	$3,890
United States	1,677	435	13,327	2,031	1,072	14,696
Finland	473	380	8,704	441	316	9,064
France	2,401	19,330	5,909	12	–	–
United Kingdom	755	4,005	7,471	915	5,093	7,427
India	4,021	28	–	4,000	27	–
China	2,822	20	–	3,227	32	–
Other	54	–	–	89	–	–
	$44,310	$29,866	$39,892	$40,132	$11,183	$35,077